Impact of COVID-19	12 Months Ended
Dec. 31, 2022
Impact of COVID-19
Impact of COVID-19

29.  Impact of COVID-19

On March 11, 2020, the World Health Organization declared the outbreak of Coronavirus (“COVID-19”) as a pandemic. Most governments in the world have been implementing different restrictive measures to contain the spread of this pandemic. This situation is significantly affecting the global economy, including Mexico, due to the disruption or slowdown of supply chains and the increase in economic uncertainty, as evidenced by the increase in volatility of asset prices, exchange rates and increases/decreases in long-term interest rates. For the year ended December 31,2021, the financial crisis caused by the COVID-19 pandemic still had a negative effect on the Group’s businesses, financial position, and results of operations, and it is currently difficult to predict the degree of the impact in the future. The Company’s management will continue to assess the potential adverse impacts of COVID-19, including the monitoring of impairment indicators and testing, forecasts and budgets, fair values and/or estimated future cash flows related to the recoverability of significant financial and non-financial assets of its business segments. As of the authorization date of these consolidated financial statements, the Company’s management cannot predict the adverse impact of COVID-19 in the Group’s consolidated financial statements for the year ending December 31, 2022.

For year ended December 31, 2022, the COVID-19 pandemic still had a negative effect on our business, financial position and results of operations, and it is currently difficult to predict the degree of the impact in the future.

The Company´s management cannot guarantee that conditions in the bank lending, capital and other financial markets will not continue to deteriorate as a result of the pandemic, or that its access to capital and other sources of funding will not become constrained, which could adversely affect the availability and terms of future borrowings, renewals or refinancings. In addition, the deterioration of global economic conditions as a result of the pandemic may ultimately reduce the demand for the Group´s products across its segments, as its clients and customers reduce or defer their spending.

Substantially all non-essential economic activities are open. However, a resurgence of COVID-19, an increase in infection rates or the effect of new variants could trigger a renewal of governmental restrictions on non-essential activities, including but not limited to temporary shutdowns or additional guideline, which could be expensive or burdensome to implement, and which may affect the Group´s operations. The magnitude of the continuing impact of COVID-19 and new and emerging variants on the Group’s businesses will depend on the duration and extent of the COVID-19 pandemic and the impact of federal, state, local and foreign governmental actions, consumer behavior in response to the COVID-19 pandemic and such governmental actions, as well as economic and operating conditions in the aftermath of COVID-19. Due to the evolving and uncertain nature of the COVID-19 pandemic and the risk of new variants, the Company’s management is not able to estimate the full extent of the impact that COVID-19 may have in the Group’s businesses, financial position and results of operations over the near, medium or long-term.